Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Balances with related parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of balances and trasactions with related parties

	December 31,
	2019	2018
Assets:

Trade receivables, net	$-	$13,596
Other accounts receivable and prepaid expenses	$37	$-
Operating lease right-of-use assets	$4,499	$-

Liabilities:

Trade payables	$105	$81
Other liabilities and accrued expenses	$31	$12
Operating lease liabilities - current	$816	$-
Operating lease liabilities – non-current	$4,016	$-

Transactions with related parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of balances and trasactions with related parties

	Year ended December 31,
	2019	2018	2017

Revenues	$-	$16,369	$24,559

Expenses:

Cost of revenues	$297	$163	$201

Operating expenses:

Research and development, net	$716	$507	$371
Sales and marketing, net	$155	$212	$217
General and administrative	$177	$191	$293

Capital expenses	$12	$40	$9